March 27, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Global Allocation Fund, Inc.
	    Pre-Effective Amendment No. 1 to the
	    Registration Statement on Form N-14
	    (Securities Act File No. 333-95483
	    Investment Company Act No. 811-5576)

Ladies and Gentlemen:

           Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
        Global Allocation Fund, Inc.(the "Fund") hereby certifies that:

   (1) the form of Joint Proxy Statement and Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14, and

   (2) the text of Pre-Effective Amendment No.1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange
       Commission on March 22, 2000.

				 Very truly yours,

	     Merrill Lynch Global Allocation Fund, Inc.

		By:       Phillip S. Gillespie /s/
		      _________________________
			  Phillip S. Gillespie
                               Secretary